Leases (Details) - Schedule of movement of the lease liabilities recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of the lease liabilities recognized [Abstract]
Beginning balance	S/ 57	S/ 57
Additions	7,504
Sales and disposals	(19)
Financial interest expenses	409
Dues payments	(1,669)
Others	351
Ending balance	6,633	57
Maturity
Current portion	1,531
Non-current portion	S/ 5,102	S/ 57